Annual Total Returns- JPMorgan Equity Index Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Equity Index Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.96%	15.76%	32.10%	13.40%	1.19%	11.78%	21.80%	(4.46%)	31.42%	18.42%